Leases (Tables)	9 Months Ended
Jan. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation

(in thousands)	$
2025 (remainder)	630
2026	2,504
2027	2,501
2028	2,494
2029	2,190
More than 5 years	5,863
Total minimum lease payments	16,182
Less: imputed interest	(3,254)
Total present value of minimum lease payments	12,928
Less: Current portion	(1,689)
Non-current portion	11,239

Schedule of Nature of Company's Leases Type of Right-of-Use Asset

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	3.9 - 8.9 years	6.8 years	1	—	2	2
Automobiles	6	0.1 - 4.8 years	2.7 years	—	—	6	6

Schedule of Changes in the Value of Right-of-Use Assets

(in thousands)	Building $	Automobile $	Total $
Cost:
Balance, April 30, 2023	9,085	167	9,252
Additions	7,826	1	7,827
Disposals	(1,634)	—	(1,634)
Foreign exchange	(133)	(3)	(136)
Balance, April 30, 2024	15,144	165	15,309
Additions	—	207	207
Disposals	—	(69)	(69)
Foreign exchange	278	4	282
Balance, January 31, 2025	15,422	307	15,729

Accumulated Depreciation:
Balance, April 30, 2023	1,752	57	1,809
Depreciation	1,723	56	1,779
Disposals	(1,606)	—	(1,606)
Foreign exchange	(37)	(1)	(38)
Balance, April 30, 2024	1,832	112	1,944
Depreciation	1,425	50	1,475
Disposals	—	(69)	(69)
Foreign exchange	34	4	38
Balance, January 31, 2025	3,291	97	3,388

Net Book Value:
April 30, 2024	13,312	53	13,365
January 31, 2025	12,131	210	12,341

Schedule of Lease Payments Not Recognized Liability

(in thousands)	2025 $	2024 $
Leases of low value assets	10	4
Variable lease payments	415	370
	425	374